Deferred Sales Inducements (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Deferred Sales Inducement

DSI at December 31 and the changes in the balance for years then ended are as follows:

	2013	2012	2011

Balance, beginning of year	$673,944	1,167,736	1,161,568
Capitalization	131,127	161,828	299,368
Amortization	(242,605)	(289,641)	(93,621)
Interest	38,936	43,279	38,892
Change in shadow DSI	475,128	(409,258)	(238,471)

Balance, end of year	$1,076,530	673,944	1,167,736